Significant Accounting Policies - Impact of the Adoption of ASC 606 on consolidated Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Assets
Trade accounts receivable	$ 38,402	$ 18,521
Other current assets	7,046	5,157
Liabilities
Deferred revenue	10,855	7,229
Accrued liabilities	16,854	10,521
Balances without Standard Adoption | ASC 606
Assets
Trade accounts receivable	40,792
Other current assets	4,992
Liabilities
Deferred revenue	9,043
Accrued liabilities	16,867
Effect of Standard Adoption | ASC 606
Assets
Trade accounts receivable	(2,390)	(2,383)
Other current assets	2,054	1,263
Liabilities
Deferred revenue	(1,812)	(1,137)
Accrued liabilities	$ 13	$ (2)